UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
           --------------------------------------------------
Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------


Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell               Charlotte, North Carolina      8/15/11
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $1,719,888
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number         Name

     1          028-13407                    St. George Partners, LLC
     2          028-13408                    Ian Banwell


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ANNALY CAP MGMT INC          COM              035710409    3,608    200,000 SH       DEFINED     1,2        200,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104   43,840  4,000,000 SH       DEFINED     1,2      4,000,000      0    0
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      599     12,680 SH       DEFINED     1,2         12,680      0    0
CINEMARK HOLDINGS INC        COM              17243V102    5,260    254,000 SH       DEFINED     1,2        254,000      0    0
CITIGROUP INC                COM NEW          172967424  820,308 19,700,000 SH  CALL DEFINED     1,2     19,700,000      0    0
CLAYMORE EXCHANGE TRD FD TR  GUGG CHN SML CAP 18383Q853   12,752    451,575 SH       DEFINED     1,2        451,575      0    0
EXPRESS SCRIPTS INC          COM              302182100    2,699     50,000 SH       DEFINED     1,2         50,000      0    0
FAMILY DLR STORES INC        COM              307000109    2,103     40,000 SH       DEFINED     1,2         40,000      0    0
ISHARES INC                  MSCI JAPAN       464286848  105,343 10,100,000 SH  CALL DEFINED     1,2     10,100,000      0    0
ISHARES INC                  MSCI JAPAN       464286848   10,431  1,000,000 SH       DEFINED     1,2      1,000,000      0    0
ISHARES TR                   DJ HOME CONSTN   464288752   14,605  1,150,000 SH       DEFINED     1,2      1,150,000      0    0
ISHARES TR                   DJ SEL DIV INX   464287168   61,027  1,153,200 SH       DEFINED     1,2      1,153,200      0    0
ISHARES TR                   DJ US REAL EST   464287739   10,553    175,000 SH       DEFINED     1,2        175,000      0    0
ISHARES TR                   FTSE CHINA25 IDX 464287184   60,129  1,400,000 SH  CALL DEFINED     1,2      1,400,000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234   21,420    450,000 SH       DEFINED     1,2        450,000      0    0
ISHARES TR                   MSCI PERU CAP    464289842    7,298    194,000 SH       DEFINED     1,2        194,000      0    0
ISHARES TR                   S&P GLD100INDX   464287572   47,783    735,000 SH       DEFINED     1,2        735,000      0    0
MICROSOFT CORP               COM              594918104    2,153     82,800 SH       DEFINED     1,2         82,800      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106      684      4,500 SH       DEFINED     1,2          4,500      0    0
SELECT SECTOR SPDR TR        SBI CONS DISCR   81369Y407   20,668    514,000 SH       DEFINED     1,2        514,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   13,573    884,261 SH       DEFINED     1,2        884,261      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   22,093    593,268 SH       DEFINED     1,2        593,268      0    0
SELECT SECTOR SPDR TR        SBI INT-TECH     81369Y803   20,560    800,000 SH       DEFINED     1,2        800,000      0    0
SEMICONDUCTOR HLDRS TR       DEP RCPT         816636203   17,040    500,000 SH  CALL DEFINED     1,2        500,000      0    0
SOUTHERN COPPER CORP         COM              84265V105    1,150     35,000 SH       DEFINED     1,2         35,000      0    0
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109  187,689  1,515,700 SH  CALL DEFINED     1,2      1,515,700      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  155,725  1,180,000 SH  CALL DEFINED     1,2      1,180,000      0    0
SPDR SERIES TRUST            S&P DIVID ETF    78464A763   17,840    330,000 SH       DEFINED     1,2        330,000      0    0
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797   12,676    528,000 SH       DEFINED     1,2        528,000      0    0
STAR BULK CARRIERS CORP      COM              Y8162K105      414    199,976 SH       DEFINED     1,2        199,976      0    0
VANGUARD WORLD FD            MEGA VALUE 300   921910840   17,865    439,600 SH       DEFINED     1,2        439,600      0    0
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